Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related party balances and transactions

Name of Related Party	Relationship	Nature	December 31, 2021	December 31, 2020

Qing Tang	Spouse of Yimin Wu	Interest payable -Interest incurred from loan described below	$-	$574,065